Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
REVENUES	$ 30,542	$ 20,586	$ 62,906	$ 43,801
Operating Expenses
Direct operating expense	27,585	2,439	56,135	2,439
Salaries and benefits	146,113	114,940	398,988	370,852
Share-based compensation - related parties	211,052	102,870	341,802	426,070
Travel	40,997	497	59,431	24,533
Professional fees	167,330	33,312	293,146	145,575
General and administrative expenses	40,350	30,779	100,966	130,114
Depreciation and amortization	18,789	19,771	51,563	61,487
Total Operating Expenses	652,216	304,608	1,302,031	1,161,070
Net Loss from Operations	(621,674)	(284,022)	(1,239,125)	(1,117,269)
Other Income (Expense)
Interest income	38	31	64	113
Interest expense, net	(10,052)	(2,561)	(14,552)	(7,372)
Interest expense-related party		(2,625)	(5,250)	(7,875)
Finance costs			(7,500)	(372)
Finance cost - related party				(72)
Other income (expense)	787	(372)	(22,059)
Foreign exchange gain (loss)	12,754	(1,334)	9,599
Total Other Income (Expense)	3,527	(6,861)	(39,698)	(15,578)
Net Loss before Provision for Income Taxes	(618,147)	(290,883)	(1,278,823)	(1,132,847)
Provision for Income Taxes				(543)
Net Loss for the Period	$ (618,147)	$ (290,883)	$ (1,278,823)	$ (1,133,390)